Fair Value Measurements - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment impairment expense		$ 0	$ 0	$ 6,305,426	$ 36,609,332
PP&E, net	$ 263,861,645	399,268,000		263,861,645	291,838,498
Goodwill	9,424,999	9,425,000	10,602,000	9,424,999	10,602,147
Additions or disposals of Goodwill		0	0
Goodwill impairment expense				1,177,148	0
Nonrecurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment impairment expense		0		6,305,426	36,609,332
Goodwill impairment expense		0		1,177,148
Interest rate swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) interest rate swap		200,000	$ 100,000	200,000	(300,000)
Interest rate swap | Recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of interest rate swap liability	300,000	30,000		300,000	500,000
Balance | Nonrecurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill	9,424,999	$ 0		9,424,999
Permain drilling unit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment impairment expense	6,300,000			6,300,000	28,600,000
PP&E, net	15,000,000			15,000,000	48,100,000	$ 15,000,000
Acidizing unit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment impairment expense					8,000,000
PP&E, net					15,600,000
Surface drilling reporting unit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill	1,200,000			1,200,000
Surface drilling reporting unit | Nonrecurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reporting unit, fair value	3,800,000			3,800,000
Goodwill impairment expense	1,200,000			1,200,000	$ 0
Surface drilling reporting unit | Balance | Nonrecurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reporting unit, amount of fair value in excess of carrying amount	4,200,000			4,200,000
Surface drilling reporting unit | Estimated fair value measurements | Nonrecurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill	$ 0			$ 0